CONDENSED BALANCE SHEETS (Q3) (Parenthetical) - $ / shares	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
LIABILITIES AND SHAREHOLDERS' DEFICIT
Ordinary shares subject to possible redemption, outstanding (in shares)		17,250,000	17,250,000	3,111,956
Class A common stock, redemption price (in dollars per share)	$ 10.00
Shareholders' Deficit
Preference shares, par value (in dollars per share)	$ 0.0001			$ 0.0001
Preference shares, shares authorized (in shares)	1,000,000			1,000,000
Preference shares, shares issued (in shares)	0			0
Preference shares, shares outstanding (in shares)	0			0
Class A Ordinary Shares [Member]
LIABILITIES AND SHAREHOLDERS' DEFICIT
Ordinary shares subject to possible redemption, outstanding (in shares)	17,250,000			17,250,000
Class A common stock, redemption price (in dollars per share)	$ 10.15			$ 10.15
Shareholders' Deficit
Ordinary shares, par value (in dollars per share)	$ 0.0001			$ 0.0001
Ordinary shares, shares authorized (in shares)	500,000,000			500,000,000
Ordinary shares, shares issued (in shares)	0			0
Ordinary shares, shares outstanding (in shares)	0			0
Class B Ordinary Shares [Member]
Shareholders' Deficit
Ordinary shares, par value (in dollars per share)	$ 0.0001			$ 0.0001
Ordinary shares, shares authorized (in shares)	50,000,000			50,000,000
Ordinary shares, shares issued (in shares)	4,312,500			4,312,500
Ordinary shares, shares outstanding (in shares)	4,312,500			4,312,500